INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Ore in stockpiles and on leach pads	$ 330,723	$ 238,197
Concentrates and dore bars	255,516	237,805
Supplies	924,477	942,939
Total current inventories	1,510,716	1,418,941
Non-current ore in stockpiles and on leach pads	819,294	632,049
Total inventories	2,330,010	2,050,990
Inventory write-down	$ 3,700	$ 2,700